Profit/(loss) from non-controlling interests - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Noncontrolling interests [Abstract]
Profit (loss), attributable to non-controlling interests	€ 262	€ 251	€ 170